Consolidated Statements of Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	May 31, 2012
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO	$ 20.78	$ 9.00
Stock Issuance Cost	$ 10,239
Common Stock
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO		$ 9.00
Stock Issuance Cost	10,239
Additional Paid-in Capital
Consolidated Statements of Stockholders' Equity (Deficit)
Issuance of common stock- IPO		$ 9.00
Stock Issuance Cost	$ 10,239